Contingencies	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Contingencies
27.
Contingencies

a)
Claims have been established against certain airports in Mexico by the municipalities in which they operate, for the payment of property tax (impuesto predial) related to land included within the conceded assets. Based on the opinion of its external legal counsel, the Company estimates that there are no legal bases for these claims and legal actions have been taken to obtain the nullity of such assessments and, where applicable, of the acts of execution or attachment that have been carried out based on them. The Company expects to have no adverse effect on its results of operations.

On November 26, 2014, the Municipal Authority of Tijuana issued a payment demand for property tax for the period from 2000 to 2014 for Ps.234,780, which was challenged by the Company on December 19, 2014, and the jurisdictional authority granted the Company a stay of execution against the acts of the municipal authority and set a bond of Ps.234,780, which was challenged by virtue of the fact that the Company considers that in previous lawsuits part of the amount set by the Court was already guaranteed, an aspect that has already been resolved by the Court; therefore, on June 19, 2018, the bond was exhibited before the Municipal Authority of Tijuana, Baja California for the amount of Ps.122,926.

In the month of October 2020, the Court issued a judgment adverse to the interests of the Company, for which a motion for review was filed, which was admitted by the Superior Court of Justice on January 14, 2021. On June 28, 2022, in a plenary session, the Court confirmed the impropriety of the claim made by the Airport. The Company is in the process of challenging the second-instance judgment. On August 24, 2022, an amparo suit (constitutional appeal) was filed before the responsible authority against the aforementioned resolution, which to date remains pending resolution.

Likewise, the Municipal Authority of Tijuana made payment demands for property tax for the 2015, 2016, and 2017 fiscal years, the above in the first quarter of the years 2020, 2021, and 2022 respectively, which are being challenged to date before the competent courts and are pending resolution. Similarly, during the month of March 2023, the aforementioned municipal authority made a new requirement regarding the 2018 fiscal year, which is pending challenge. By virtue of this new requirement made by the municipal authority, on April 26, 2023, the nullity suit was admitted, through which the Company will seek to legally nullify the effects of this requirement made in the month of March 2023. It continues with its challenge process. It is expected that during the first quarter of 2024 the Federal Court will issue a resolution in this regard.

Furthermore, on March 27, 2024, the Municipal Authority required payment from the airport for property tax in the amount of Ps.31,450 for the 2019 fiscal year. This new requirement has already been challenged by the Company for the same reasons for which the federal lawsuit was resolved in favor of the airport.

On September 19, 2025, a substitute compliance agreement was executed between the Tampico Ejido and the Federal Government, through the SICT, under which the dispute was resolved by paying compensation to the ejido, as well as fees, in a combined amount of Ps.723,318, and by formally restoring the land area that, prior to the concession, had been in the ejido’s possession and was not part of the Tijuana Airport boundary polygon.

b)
On October 1, 2013, four summonses were received in the name of Grupo Aeroportuario del Pacífico, S.A.B. de C.V., Puerto Vallarta airport, and various Federal Authorities related to four agrarian lawsuits through which the Ejido Valle de Banderas claims, among other things, the vacation and restitution of slightly more than 154 hectares of the Puerto Vallarta airport's perimeter, or in its case, a substitute fulfillment through the payment of an indemnity for said land, in addition to requesting the partial cancellation of the airport's concession title. On January 24, 2014, the first hearing was held consisting of the ratification of the claim by the ejido and the response given by each of the defendants, who, upon interposing, among other things, the exception of lack of jurisdiction both by subject matter and by territory, the hearing was suspended to give the dissenters three days to manifest what suits their legal interests. It should be noted that the Company estimates that the Agrarian Court of Tepic in the state of Nayarit does not have jurisdiction, because the land in dispute is in the state of Jalisco; furthermore, an Agrarian Court is not competent to declare the nullity of an administrative act such as a Concession title. To date, the Superior Court declared the Agrarian Court of Tepic competent, a ruling that was favorable but currently challenged before a Superior Federal Court. Derived from the challenge, the Superior Federal Court declared the court in Guadalajara, Jalisco, as competent in three of the lawsuits. Two of the three proceedings are before the agrarian Court of Jalisco pending resolution of lack of subject-matter jurisdiction. The third is pending the transfer of the records to the Guadalajara Court. The fourth procedure is in the Agrarian Court of Tepic pending resolution in the last instance regarding territorial jurisdiction; during 2020, jurisdiction was issued for its transfer to the Guadalajara Court and they are in their initial evidentiary stage, therefore, as of the date of issuance of the consolidated financial statements, said procedures remain pending resolution.

c)
On September 25, 2025, the Municipality of Tlajomulco de Zúñiga required the Airport for the concept of property tax for the fiscal years from 2006 to 2025 the amount of Ps.34,569, a requirement that was challenged in a timely and proper manner, and which is pending resolution before the administrative courts.

d)
In the event that said legal processes are resolved in such a way that they affect any of the Company's airports, the Company has legal recourse to challenge the resolutions; furthermore, under the terms of the concessions, the Company is guaranteed access to the land of the concessionaire companies and the Mexican Government will be responsible for any interruption of the operation caused by the ejidatarios and would have to restore the concessionaire in its rights for the use of public domain assets, in addition to compensating the economic damage to the airport. The Company's Management, together with its legal advisors, has concluded that there is no present obligation; therefore, the Company has not recognized any provision in this regard.

e)
The Company's operations are governed by federal and state laws and by regulations relating to the protection of the environment. Under these laws, regulations concerning water and air pollution, environmental impact studies, noise control, and hazardous and non-hazardous waste have been established. The Federal Attorney General for Environmental Protection (PROFEPA) may impose administrative, civil, and criminal sanctions against companies that violate environmental laws and has the power to close facilities that do not comply with said regulations. As of the date of issuance of the consolidated financial statements, Management has no knowledge of any sanction against the Company.